PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of January 1, 2021	86	141	22	43	292

Arising during the year	19	31	4	13	67
Utilized	(12)	(1)	—	—	(13)
Unused amounts reversed	1	(19)	(1)	(58)	(77)
Reclassification as held for sale	—	(69)	(12)	—	(81)
Discount rate adjustment and imputed interest (change in estimate)	—	7	—	—	7
Translation adjustments and other	(6)	(3)	1	9	1

As of December 31, 2021	88	87	14	7	196
Non-current	—	87	—	—	87
Current	88	—	14	7	109

As of January 1, 2022	88	87	14	7	196

Arising during the year	5	—	—	1	6
Utilized	—	(2)	—	—	(2)
Unused amounts reversed	(20)	(6)	—	(2)	(28)
Reclassification as held for sale	(11)	(30)	(4)	—	(45)
Transfer and reclassification	(4)	—	—	(1)	(5)
Discount rate adjustment and imputed interest	—	4	—	—	4
Translation adjustments and other	(9)	(10)	(1)	—	(20)

As of December 31, 2022	49	43	9	5	106
Non-current	4	43	—	—	47
Current	45	—	9	5	59